Earnings or Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share [Table Text Block]
	Year Ended December 31,
	2021	2020
Net (loss) earnings for the year	($4,923)	$23,087

Weighted average number of shares on issue - basic	244,749,772	213,879,622
Impact of effect on dilutive securities:
Stock options	—	1,705,689
Restricted, performance and deferred share units	—	293,518
Weighted average number of shares on issue - diluted(1)	244,749,772	215,878,829

(Loss) earnings per share - basic and diluted	($0.02)	$0.11
(1)For the year ended December 31, 2021, diluted weighted average number of shares excluded 2,014,379 (2020 - 2,666,819) options, 5,000,000 (2020 - nil) warrants, 701,250 restricted and performance share units (2020 - nil), 16,327,598 (2020 - 16,327,598) common shares issuable under the 2018 convertible debentures and 13,888,895 common shares issuable under the 2021 convertible debentures (2020- nil) (Note 20(a)) that were anti-dilutive.